Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net accrued charter revenue by maturities [Abstract]
2012	$ 11,293
2013	(5)
2014	1,763
2015	(3,321)
2016	(3,840)
2017 and thereafter	(326)
Total	$ 5,564	$ 6,549